Income Taxes	12 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
Income Taxes

8. Income Taxes

Net income before taxes of, $7,819, $11,300 and $10,264 were solely attributed by non-U.S. operations for the years ended March 31, 2024, 2025 and 2026, respectively.

Under current BVI law, the Company’s income is not subject to taxation in the British Virgin Islands. Under the current Samoa Law, subsidiary incorporated in Samoa is not subject to profit tax as it has no business operations in Samoa. Subsidiaries operating in Macau and the PRC are subject to income taxes as described below, and the subsidiaries operating in Macao are subject to Macao income taxes.

Effective from January 1, 2021, profit in excess of Macau Patacas (“MOP$”) MOP$600 derived from subsidiaries incorporated in Macau are subject to Macau Complementary Tax of 12%.

In accordance with the PRC Income Tax Law, the standard income tax for all subsidiaries operating in the PRC is 25%.

The provision for income taxes consists of the following:

	Year ended March 31,
	2024	2025	2026
Income before income taxes
- PRC	$5,205	$4,251	$4,118
- Other foreign jurisdictions	2,614	7,049	6,146
Total income before income tax	7,819	11,300	10,264

Current tax	$269	$182	$202
- PRC	143	6	122
- Other foreign jurisdictions	126	176	80
Deferred tax	(159)	(20)	(565)
- PRC	(159)	(20)	(565)
- Other foreign jurisdictions	-	-	-
	$110	$162	$(363)

Reconciliation between the provision for income taxes computed by applying the statutory tax rate in the PRC to income before income taxes and the actual provision for income taxes is as follows:

	Year ended March 31,
	2024		2025		2026
	USD	%	USD	%	USD	%
Income before income taxes	$7,819		$11,300		$10,264

Income tax expenses computed at PRC statutory income tax rate of 25%	1,955	25%	2,824	25%	2,566	25%

Foreign tax effects
Tax rate differential on entities not subject to PRC income tax
- Other foreign jurisdictions	(547)	(7)%	(1,642)	(15)%	(1,525)	(15)%

Tax credits
Additional deduction for R&D expenses	(273)	(4)%	(218)	(2)%	(220)	(2)%
Nontaxable or nondeductible Items
Non-deductible expenses	24	0%	161	1%	47	0%
Change of valuation allowance	(49)	(1)%	19	0%	216	2%
Changes in unrecognized tax benefits	119	2%	(72)	0%	45	0%
Effect of foreign rate differences	175	2%	125	1%	(143)	(1)%
Effect of other non-taxable income	(1,194)	(15)%	(1,040)	(9)%	(1,330)	(13)%
Prior years true up	(100)	(1)%	5	0%	(19)	0%
Income tax expense (income)	110	1%	162	1%	(363)	(4)%

Cash payments for tax liabilities on income tax were $227, $156 and $339 in 2024, 2025 and 2026, respectively.

	Year ended March 31,
	2024	2025	2026
Cash payment for tax liabilities
- PRC	$38	$18	$203
- Other foreign jurisdictions	189	138	136
Total income before income tax	227	156	339

The net deferred income tax consists of the following:

	March 31,
	2025	2026
Deferred income tax assets	$335	$746
Deferred income tax liabilities	(371)	(211)
Net deferred income tax (liabilities) assets	$(36)	$535

The components of net deferred income tax are as follows:

	March 31,
	2025	2026
Deferred income tax assets (liabilities):
Net operating loss carry forwards	$99	$147
Provision of employee benefits	1,413	1,637
Depreciation and amortization	(1,100)	(1,129)
Revenue and cost of sales recognized for financial reporting purpose before being recognized for tax purpose	(291)	(72)
Others	(58)	99
Less: Valuation allowances	(99)	(147)
Net deferred income tax (liabilities) assets	$(36)	$535

The Company operates through the PRC entities and the valuation allowance is considered on each individual basis.

The Company’s assessment is that it is not more likely than not that these deferred tax assets will be realized.

The net operating loss attributable to those PRC entities can only be carried forward for a maximum period of five years. Tax losses of Macau entities can be carried forward for three years and tax losses of other non-PRC entities can be carried forward indefinitely.

Under the PRC Income Tax Law and the implementation rules, profits of the PRC entities earned on or after January 1, 2008 and distributed by the PRC entities to the Company are subject to a withholding tax at a rate of 10%, unless the Company will be deemed as a resident enterprise for tax purposes. Since the Company intends to reinvest the earnings of the PRC entities in operations in the PRC, the PRC entities do not intend to declare dividends to their immediate non-PRC established holding companies in the foreseeable future. Accordingly, no deferred taxation on undistributed earnings of the PRC entities has been recognized as of March 31, 2026.

The Company has adopted the provisions of ASC 740 on April 1, 2007. The evaluation of a tax position in accordance with ASC 740 begins with a determination as to whether it is more-likely-than-not that a tax position will be sustained upon examination based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is then measured at the largest amount of benefit that if greater than 50 percent likely of being realized upon ultimate settlement for recognition in the financial statements. The Company classifies interest and/or penalties related to unrecognized tax benefits as a component of income tax provisions; however, as of March 31, 2025 and 2026, there is no interest and penalties related to uncertain tax positions.

A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	Year ended March 31,
	2024	2025	2026
Balance at the beginning of the year	$806	$925	$846
Increase (decrease) related to current year tax positions	119	(79)	83
Balance at end of the year	$925	$846	$929

At March 31, 2025 and 2026, there are $846 and $929 of unrecognized tax benefits that if recognized, would affect the annual effective tax rate. For the year ended March 31, 2024, 2025 and 2026, the Company did not recognize any interest and penalties related to unrecognized tax benefits.

The Company is currently unable to provide an estimate of a range of the total amount of unrecognized tax benefits that is reasonably possible to change significantly within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or its withholding agent. The statute of limitations extends to five years under special circumstances, which are not clearly defined. In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

In accordance with Guo Shui Fa [2009] No.2, the PRC tax authorities have the right to deem the Company for a tax amount based on the transfer pricing contemporaneous documentations (the “Contemporaneous Documentations”) or a basis that they considered reasonable. The amount of income taxes payable at March 31, 2025 and 2026 includes the deemed profit tax estimated by the management based on the Contemporaneous Documentations.